Income Taxes (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	26.00%	21.00%
Percentage of effective tax rate	34.00%	34.00%
Amount of valuation allowance against allowance for loan loss	$ 88,000
Amount of valuation allowance that should be reversed	44,000	$ 44,000
Deferred tax liability not recognized with respect to Federal base year reserve	1,518,000	1,518,000
Deferred tax liability, unrecognized, federal base year reserve	$ 516,000	$ 516,000